Consolidated Statements of Shareholders' Equity - USD ($) $ in Thousands	Total	Common Stock [Member]	Additional Paid-in Capital [Member]	AOCI Attributable to Parent [Member]	Retained Earnings [Member]
Balance at Jan. 31, 2015		$ 247,839	$ 450,623	$ (25,212)	$ (282,865)
Stock options and share units exercised		4,632
Acquisitions (Note 3)
Balance at Jan. 31, 2016	$ 402,035	252,471	446,747	(34,880)	(262,303)
Stock-based compensation expense (Note 16)			1,577
Stock options and share units exercised			(68)
Settlement of stock options (Note 16)			(7,000)
Stock option income tax benefits			1,615
Other comprehensive income (loss), net of income taxes				(9,668)
Net income	20,562				20,562
Cumulative adjustment upon modified retrospective accounting policy adoption (Note 2)
Stock options and share units exercised		771
Acquisitions (Note 3)
Balance at Jan. 31, 2017	430,595	253,242	448,597	(32,779)	(238,465)
Stock-based compensation expense (Note 16)			2,022
Stock options and share units exercised			(205)
Settlement of stock options (Note 16)
Stock option income tax benefits			33
Other comprehensive income (loss), net of income taxes				2,101
Net income	23,838				23,838
Cumulative adjustment upon modified retrospective accounting policy adoption (Note 2)
Stock options and share units exercised		1,294
Acquisitions (Note 3)		20,000
Balance at Jan. 31, 2018	498,812	$ 274,536	451,151	(15,252)	(211,623)
Stock-based compensation expense (Note 16)			2,807
Stock options and share units exercised			(290)
Settlement of stock options (Note 16)
Stock option income tax benefits
Other comprehensive income (loss), net of income taxes				$ 17,527
Net income	$ 26,879				26,879
Cumulative adjustment upon modified retrospective accounting policy adoption (Note 2)			$ 37		$ (37)